Subsequent Events (Details Textual) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 06, 2013 Subsequent Event [Member]	Nov. 30, 2013 Subsequent Event [Member]	Sep. 23, 2013 Subsequent Event [Member]	Sep. 06, 2013 Restricted Stock [Member] Subsequent Event [Member]
Stock Issued During Period, Shares, Employee Stock Purchase Plans							150,833
Share Price					$ 2.00		$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years		3 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross	190,050	387,898	288,000	30,000	400,000	160,050
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price	$ 1.80	$ 1.19	$ 1.42	$ 1.80		$ 1.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value				$ 40,000	$ 800,000	$ 213,500
Stock Issued During Period, Value, Employee Stock Purchase Plan							$ 271,499